Schedule of Supplemental Reverse Recapitalization (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Schedule Of Supplemental Reverse Recapitalization
Cash held by Prime Impact and cash related to Prime Impact trust account	¥ 360,745
Less redemptions	(331,574)
Cash related to trust account, net of redemptions	29,171
Cash consideration for the subscription of shares by the Sponsor	14,787
Cash available for payment of costs	43,958
Less cash paid associated with transaction costs allocated to Reverse Recapitalization	(33,031)
Less cash paid on behalf of the Company for professional expenses	(2,318)
Proceeds from PIPE financing – Prime Impact Cayman LLC	8,609
Proceeds from PIPE financing – World Dynamic Limited	93,436
Proceeds from PIPE financing – Goldrock Holdings Limited	35,863
Total contributions from PIPE financing	137,908
Less cash payment associated with transaction costs allocated to PIPE	(4,953)
Net contributions from Reverse Recapitalization and PIPE financing	¥ 132,955